                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-06143
                    -----------------------------------------

                  CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                  Credit Suisse Global Fixed Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003


- CREDIT SUISSE
  GLOBAL FIXED INCOME FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 17, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, the share classes of Credit Suisse Global Fixed Income Fund(1) (the "Fund") generated returns as follows: Common shares gained 14.73%, Advisor shares gained 14.16%, and Class A shares (without sales charge) gained 14.46%(2). By contrast, the Lehman Brothers(TM) Global Aggregate Bond Index(3) gained 12.20%.

   For the most part, the Fund's fiscal year was a favorable period in fixed income markets worldwide. Perhaps the most important influences on bond returns, in our view, were the monetary policy environment and the depreciation of the U.S. dollar versus other major currencies.

   Monetary policy was stimulative throughout the developed world, as the top central banks (I.E., the Federal Reserve, European Central Bank, Bank of Japan and Bank of England) either cut nominal short-term interest rates, loosened money supply, or both. Bond prices benefited accordingly.

   An additional result of the ample monetary stimulus was that lower-quality debt securities outperformed highest-quality debt instruments. This was not surprising, as historically low short-term rates helped to incentivize investors to look for comparatively higher yields, and the prospect of better economic activity augured well for riskier issuers. Relative returns were thus highest among corporate bonds generally, and lower-quality corporate bonds particularly.

   The dollar weakened in response to growing worries about the burgeoning U.S. current-account deficit, as well as differences in interest rates that helped to make other currencies more attractive. Fixed income returns denominated in local-currency terms, therefore, often were higher when translated into U.S. dollars.

   The Fund outperformed the broad global fixed income market (as represented by the Fund's Lehman benchmark) primarily due to the collective impact of two aspects of our investment approach.

   The first of these was our positioning in foreign currencies, which was particularly effective. Underlying our currency stance was our decision to maintain exposure to the U.S. dollar at below-market levels during most of the period. We did so out of concern for the potentially negative impact on the greenback of the U.S.'s deteriorating current-account deficit and accommodative monetary policy. Alternatively, we chose to emphasize non-U.S. currencies that we felt were best-positioned to appreciate in the global economic scenario that we anticipated. These included the Canadian dollar, Australian dollar and the euro, each of which proved markedly strong versus the greenback.

   The second driver of outperformance was our above-market allocation to non-sovereign debt sectors, notably U.S. high yield and investment-grade corporate bonds. We liked corporates for their positive sensitivity to both low interest rates and a potential revival of economic growth, as well as valuations that we considered compellingly attractive. Our confidence in corporates was such that we chose to keep approximately 5-8% of the portfolio in high yield -- which ended up outperforming most other fixed income sectors -- over the course of the fiscal year.

   Other factors contributed negatively to performance. One was the timing of some of our currency moves in the second half of the period, especially with regard to the Japanese yen, the euro and the Canadian dollar. (As we have described, however, the overall impact of currency exposure was decidedly favorable.) Our below-market allocation to European corporate bonds in late 2002 and maturity selection in U.S.-based securities at times in 2003 also detracted somewhat from the Fund's relative return.


Credit Suisse Fixed Income Management Team

Jo Ann Corkran
Leland E. Crabbe
Suzanne E. Moran
David N. Fisher

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE GLOBAL FIXED INCOME FUND(1) COMMON CLASS SHARES
           AND THE LEHMAN BROTHERS(TM) GLOBAL AGGREGATE BOND INDEX(3)
                                 FOR TEN YEARS.

                      CREDIT SUISSE GLOBAL FIXED    LEHMAN BROTHERS(TM) GLOBAL
                     INCOME FUND(1) COMMON CLASS     AGGREGATE BOND INDEX(3)
  11/30/93                    $    9,938                   $    9,911
  12/31/93                    $   10,133                   $   10,003
   1/31/94                    $   10,215                   $   10,122
   2/28/94                    $   10,051                   $    9,995
   3/31/94                    $    9,802                   $    9,873
   4/30/94                    $    9,719                   $    9,850
   5/31/94                    $    9,619                   $    9,795
   6/30/94                    $    9,573                   $    9,860
   7/31/94                    $    9,665                   $   10,004
   8/31/94                    $    9,656                   $    9,992
   9/30/94                    $    9,637                   $    9,975
  10/31/94                    $    9,721                   $   10,081
  11/30/94                    $    9,777                   $    9,980
  12/31/94                    $    9,580                   $   10,027
   1/31/95                    $    9,552                   $   10,236
   2/28/95                    $    9,627                   $   10,489
   3/31/95                    $    9,580                   $   10,840
   4/30/95                    $    9,808                   $   11,009
   5/31/95                    $   10,113                   $   11,349
   6/30/95                    $   10,170                   $   11,426
   7/31/95                    $   10,430                   $   11,479
   8/31/95                    $   10,564                   $   11,340
   9/30/95                    $   10,651                   $   11,550
  10/31/95                    $   10,758                   $   11,688
  11/30/95                    $   10,943                   $   11,827
  12/31/95                    $   11,114                   $   11,998
   1/31/96                    $   11,267                   $   11,952
   2/29/96                    $   11,083                   $   11,843
   3/31/96                    $   11,063                   $   11,806
   4/30/96                    $   11,259                   $   11,752
   5/31/96                    $   11,332                   $   11,763
   6/30/96                    $   11,404                   $   11,902
   7/31/96                    $   11,489                   $   12,056
   8/31/96                    $   11,606                   $   12,081
   9/30/96                    $   11,829                   $   12,212
  10/31/96                    $   11,979                   $   12,479
  11/30/96                    $   12,183                   $   12,675
  12/31/96                    $   12,218                   $   12,587
   1/31/97                    $   12,274                   $   12,384
   2/28/97                    $   12,396                   $   12,326
   3/31/97                    $   12,329                   $   12,210
   4/30/97                    $   12,397                   $   12,238
   5/31/97                    $   12,487                   $   12,455
   6/30/97                    $   12,622                   $   12,590
   7/31/97                    $   12,747                   $   12,647
   8/31/97                    $   12,702                   $   12,619
   9/30/97                    $   12,816                   $   12,875
  10/31/97                    $   12,665                   $   13,109
  11/30/97                    $   12,630                   $   13,037
  12/31/97                    $   12,487                   $   13,063
   1/31/98                    $   12,463                   $   13,187
   2/28/98                    $   12,595                   $   13,260
   3/31/98                    $   12,607                   $   13,225
   4/30/98                    $   12,717                   $   13,390
   5/31/98                    $   12,767                   $   13,483
   6/30/98                    $   12,767                   $   13,509
   7/31/98                    $   12,841                   $   13,589
   8/31/98                    $   12,903                   $   13,874
   9/30/98                    $   13,213                   $   14,531
  10/31/98                    $   13,188                   $   14,717
  11/30/98                    $   13,436                   $   14,628
  12/31/98                    $   13,536                   $   14,854
   1/31/99                    $   13,625                   $   14,795
   2/28/99                    $   13,421                   $   14,355
   3/31/99                    $   13,574                   $   14,375
   4/30/99                    $   13,767                   $   14,360
   5/31/99                    $   13,510                   $   14,151
   6/30/99                    $   13,382                   $   13,945
   7/31/99                    $   13,305                   $   14,160
   8/31/99                    $   13,292                   $   14,138
   9/30/99                    $   13,421                   $   14,312
  10/31/99                    $   13,473                   $   14,290
  11/30/99                    $   13,526                   $   14,134
  12/31/99                    $   13,589                   $   14,085
 1/31/2000                    $   13,480                   $   13,845
 2/29/2000                    $   13,643                   $   13,819
 3/31/2000                    $   13,766                   $   14,095
 4/30/2000                    $   13,627                   $   13,751
 5/31/2000                    $   13,613                   $   13,814
 6/30/2000                    $   13,863                   $   14,165
 7/31/2000                    $   13,863                   $   14,023
 8/31/2000                    $   13,963                   $   13,961
 9/30/2000                    $   14,034                   $   14,001
10/31/2000                    $   14,063                   $   13,887
11/30/2000                    $   14,193                   $   14,126
12/31/2000                    $   14,573                   $   14,533
 1/31/2001                    $   14,813                   $   14,602
 2/28/2001                    $   14,843                   $   14,626
 3/31/2001                    $   14,843                   $   14,327
 4/30/2001                    $   14,798                   $   14,310
 5/31/2001                    $   14,888                   $   14,336
 6/30/2001                    $   14,903                   $   14,236
 7/31/2001                    $   14,994                   $   14,562
 8/31/2001                    $   15,116                   $   15,000
 9/30/2001                    $   14,979                   $   15,117
10/31/2001                    $   15,161                   $   15,253
11/30/2001                    $   15,070                   $   15,076
12/31/2001                    $   15,036                   $   14,761
 1/31/2002                    $   15,036                   $   14,628
 2/28/2002                    $   15,004                   $   14,727
 3/31/2002                    $   14,896                   $   14,640
 4/30/2002                    $   15,227                   $   15,073
 5/31/2002                    $   15,527                   $   15,411
 6/30/2002                    $   15,734                   $   15,948
 7/31/2002                    $   15,544                   $   16,091
 8/31/2002                    $   15,782                   $   16,354
 9/30/2002                    $   15,857                   $   16,534
10/31/2002                    $   15,809                   $   16,487
11/30/2002                    $   15,936                   $   16,530
12/31/2002                    $   16,572                   $   17,200
 1/31/2003                    $   16,858                   $   17,394
 2/28/2003                    $   17,060                   $   17,619
 3/31/2003                    $   17,153                   $   17,663
 4/30/2003                    $   17,509                   $   17,889
 5/31/2003                    $   18,153                   $   18,525
 6/30/2003                    $   17,950                   $   18,324
 7/31/2003                    $   17,405                   $   17,790
 8/31/2003                    $   17,388                   $   17,750
 9/30/2003                    $   18,171                   $   18,603
10/31/2003                    $   18,137                   $   18,499

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE GLOBAL FIXED INCOME FUND(1) ADVISOR CLASS SHARES
           AND THE LEHMAN BROTHERS(TM) GLOBAL AGGREGATE BOND INDEX(3)
                            FROM INCEPTION (8/12/96).

                         CREDIT SUISSE GLOBAL         LEHMAN BROTHERS(TM) GLOBAL
                 FIXED INCOME FUND(1) ADVISOR CLASS    AGGREGATE BOND INDEX(3)
   8/12/96                    $   10,000                   $   10,000
   8/31/96                    $   10,018                   $   10,020
   9/30/96                    $   10,211                   $   10,129
  10/31/96                    $   10,341                   $   10,351
  11/30/96                    $   10,489                   $   10,513
  12/31/96                    $   10,522                   $   10,440
   1/31/97                    $   10,560                   $   10,272
   2/28/97                    $   10,665                   $   10,223
   3/31/97                    $   10,617                   $   10,128
   4/30/97                    $   10,665                   $   10,150
   5/31/97                    $   10,743                   $   10,330
   6/30/97                    $   10,859                   $   10,443
   7/31/97                    $   10,957                   $   10,490
   8/31/97                    $   10,918                   $   10,466
   9/30/97                    $   11,006                   $   10,679
  10/31/97                    $   10,876                   $   10,873
  11/30/97                    $   10,836                   $   10,814
  12/31/97                    $   10,708                   $   10,835
   1/31/98                    $   10,688                   $   10,938
   2/28/98                    $   10,791                   $   10,998
   3/31/98                    $   10,791                   $   10,970
   4/30/98                    $   10,886                   $   11,106
   5/31/98                    $   10,928                   $   11,183
   6/30/98                    $   10,917                   $   11,205
   7/31/98                    $   10,970                   $   11,271
   8/31/98                    $   11,034                   $   11,507
   9/30/98                    $   11,279                   $   12,053
  10/31/98                    $   11,257                   $   12,207
  11/30/98                    $   11,470                   $   12,133
  12/31/98                    $   11,547                   $   12,321
   1/31/99                    $   11,623                   $   12,272
   2/28/99                    $   11,438                   $   11,907
   3/31/99                    $   11,525                   $   11,923
   4/30/99                    $   11,700                   $   11,911
   5/31/99                    $   11,471                   $   11,737
   6/30/99                    $   11,362                   $   11,567
   7/31/99                    $   11,286                   $   11,745
   8/31/99                    $   11,264                   $   11,726
   9/30/99                    $   11,384                   $   11,871
  10/31/99                    $   11,416                   $   11,853
  11/30/99                    $   11,460                   $   11,723
  12/31/99                    $   11,504                   $   11,683
 1/31/2000                    $   11,406                   $   11,483
 2/29/2000                    $   11,547                   $   11,462
 3/31/2000                    $   11,645                   $   11,691
 4/30/2000                    $   11,523                   $   11,405
 5/31/2000                    $   11,512                   $   11,458
 6/30/2000                    $   11,712                   $   11,749
 7/31/2000                    $   11,712                   $   11,631
 8/31/2000                    $   11,780                   $   11,580
 9/30/2000                    $   11,836                   $   11,613
10/31/2000                    $   11,859                   $   11,518
11/30/2000                    $   11,963                   $   11,716
12/31/2000                    $   12,287                   $   12,054
 1/31/2001                    $   12,477                   $   12,112
 2/28/2001                    $   12,488                   $   12,132
 3/31/2001                    $   12,488                   $   11,883
 4/30/2001                    $   12,453                   $   11,869
 5/31/2001                    $   12,524                   $   11,891
 6/30/2001                    $   12,524                   $   11,808
 7/31/2001                    $   12,596                   $   12,078
 8/31/2001                    $   12,692                   $   12,442
 9/30/2001                    $   12,584                   $   12,538
10/31/2001                    $   12,728                   $   12,652
11/30/2001                    $   12,656                   $   12,505
12/31/2001                    $   12,604                   $   12,243
 1/31/2002                    $   12,604                   $   12,133
 2/28/2002                    $   12,580                   $   12,215
 3/31/2002                    $   12,479                   $   12,143
 4/30/2002                    $   12,740                   $   12,502
 5/31/2002                    $   13,000                   $   12,782
 6/30/2002                    $   13,171                   $   13,228
 7/31/2002                    $   12,997                   $   13,347
 8/31/2002                    $   13,196                   $   13,564
 9/30/2002                    $   13,251                   $   13,714
10/31/2002                    $   13,201                   $   13,675
11/30/2002                    $   13,301                   $   13,711
12/31/2002                    $   13,834                   $   14,267
 1/31/2003                    $   14,057                   $   14,427
 2/28/2003                    $   14,228                   $   14,614
 3/31/2003                    $   14,298                   $   14,650
 4/30/2003                    $   14,575                   $   14,838
 5/31/2003                    $   15,104                   $   15,365
 6/30/2003                    $   14,928                   $   15,199
 7/31/2003                    $   14,477                   $   14,756
 8/31/2003                    $   14,451                   $   14,722
 9/30/2003                    $   15,110                   $   15,430
10/31/2003                    $   15,070                   $   15,343

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE GLOBAL FIXED INCOME FUND(1) CLASS A SHARES
           AND THE LEHMAN BROTHERS(TM) GLOBAL AGGREGATE BOND INDEX(3)
                           FROM INCEPTION (11/30/01).

                           CREDIT SUISSE GLOBAL                        LEHMAN BROTHERS(TM) GLOBAL
            FIXED INCOME FUND(1) CLASS A (WITH MAXIMUM SALES CHARGE)    AGGREGATE BOND INDEX(3)
11/30/2001                    $     9,525                                    $    10,000
12/31/2001                    $     9,486                                    $     9,791
 1/31/2002                    $     9,486                                    $     9,703
 2/28/2002                    $     9,466                                    $     9,768
 3/31/2002                    $     9,395                                    $     9,711
 4/30/2002                    $     9,594                                    $     9,998
 5/31/2002                    $     9,793                                    $    10,222
 6/30/2002                    $     9,920                                    $    10,578
 7/31/2002                    $     9,800                                    $    10,673
 8/31/2002                    $     9,950                                    $    10,847
 9/30/2002                    $     9,984                                    $    10,967
10/31/2002                    $     9,954                                    $    10,936
11/30/2002                    $    10,035                                    $    10,965
12/31/2002                    $    10,429                                    $    11,409
 1/31/2003                    $    10,609                                    $    11,537
 2/28/2003                    $    10,737                                    $    11,686
 3/31/2003                    $    10,799                                    $    11,716
 4/30/2003                    $    11,013                                    $    11,866
 5/31/2003                    $    11,418                                    $    12,288
 6/30/2003                    $    11,283                                    $    12,154
 7/31/2003                    $    10,940                                    $    11,800
 8/31/2003                    $    10,930                                    $    11,773
 9/30/2003                    $    11,415                                    $    12,339
10/31/2003                    $    11,394                                    $    12,270

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                         SINCE
                                      1 YEAR    5 YEARS    10 YEARS    INCEPTION
                                      ------    -------    --------    ---------
Common Class(4)                        14.60%      6.58%       6.27%        7.47%
Advisor Class                          14.03%      6.02%         --         5.95%
Class A Without
   Sales Charge                        14.33%        --          --        10.39%
Class A With Maximum
   Sales Charge                         8.95%        --          --         7.48%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                                         SINCE
                                      1 YEAR    5 YEARS    10 YEARS    INCEPTION
                                      ------    -------    --------    ---------
Common Class(4)                        14.73%      6.58%       6.13%        7.41%
Advisor Class                          14.16%      6.01%         --         5.84%
Class A Without
   Sales Charge                        14.46%        --          --         9.80%
Class A With Maximum
   Sales Charge                         9.06%        --          --         7.03%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 9.06%.
(3) The Lehman Brothers(TM) Global Aggregate Bond Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate(TM) Bond Index, the Pan-European(TM) Aggregate Index, the Global Treasury(TM) Index, the Asian-Pacific(TM) Aggregate Index, the Eurodollar(TM) Index and the U.S. Investment(TM) Grade 144A Index. Investors cannot invest directly in an index.
(4)  Inception date 11/1/1990

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS (97.6%)
AUSTRALIA (0.7%)
BANKS (0.7%)
 $     850(A)   Australia & New Zealand Banking Group, Ltd.,
                 Series EMTN, Subordinated Notes
                 (Callable 02/05/10 @ $100.00)                       (A+ , A1)     02/05/15    4.450   $     993,162
                                                                                                       -------------
TOTAL AUSTRALIA                                                                                              993,162
                                                                                                       -------------
AUSTRIA (0.6%)
BANKS (0.6%)
    80,000(B)   Osterreichische Kontrollbank AG,
                 Global Government Guaranteed Notes                 (AAA , Aaa)    03/22/10    1.800         766,635
                                                                                                       -------------
TOTAL AUSTRIA                                                                                                766,635
                                                                                                       -------------
BELGIUM (4.5%)
SOVEREIGN (4.5%)
     1,000(A)   Kingdom of Belgium                                  (AA+ , Aa1)    09/28/05    4.750       1,206,036
     1,000(A)   Kingdom of Belgium                                  (AA+ , Aa1)    03/28/07    6.250       1,272,202
     1,000(A)   Kingdom of Belgium                                  (AA+ , Aa1)    03/28/09    3.750       1,163,573
     2,000(A)   Kingdom of Belgium                                  (AA+ , Aa1)    03/28/28    5.500       2,490,061
                                                                                                       -------------
TOTAL BELGIUM                                                                                              6,131,872
                                                                                                       -------------
CANADA (3.7%)
ENTERTAINMENT (0.2%)
       225(C)   Intrawest Corp., Global Company Guaranteed
                 Notes (Callable 02/01/05 @ $105.25)                 (B+ , B1)     02/01/10   10.500         248,344
                                                                                                       -------------
INTERNET SOFTWARE & SERVICES (0.1%)
       130(C)   Thomson Corp., Global Notes                          (A- , A3)     01/05/12    6.200         142,433
                                                                                                       -------------
MEDIA (0.0%)
        35(C)   Rogers Cable, Inc., Global Secured Notes           (BBB- , Ba2)    06/15/13    6.250          35,175
                                                                                                       -------------
SOVEREIGN (3.4%)
   180,000(B)   Government of Canada                                (AAA , Aaa)    03/23/09    1.900       1,731,127
   320,000(B)   Province of Quebec, Global Bonds                     (A+ , A1)     05/09/13    1.600       2,923,651
                                                                                                       -------------
                                                                                                           4,654,778
                                                                                                       -------------
TELECOMMUNICATIONS (0.0%)
        10(C)   Rogers Wireless Communications, Inc., Global
                 Secured Notes                                      (BB+ , Ba3)    05/01/11    9.625          11,650
                                                                                                       -------------
TOTAL CANADA                                                                                               5,092,380
                                                                                                       -------------
CAYMAN ISLAND (0.5%)
BANKS (0.5%)
       530(A)   Sabadell International Capital, Ltd., Series EMTN,
                 Bank Guaranteed Notes (Callable 07/27/06 @
                 $100.00)#                                           (A- , A2)     07/27/11    5.625         648,210
                                                                                                       -------------
TOTAL CAYMAN ISLAND                                                                                          648,210
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
CHILE (0.2%)
ASSET BACKED SECURITIES (0.1%)
 $     125(C)   Compania Nacional de Transmision Electrica SA,
                 Global Senior Notes                                (A- , Baa1)    04/15/11    7.875   $     142,439
                                                                                                       -------------
MINING (0.1%)
       145(C)   Corporacion Nacional del Cobre - Codelco, Rule
                 144A, Notes++                                       (A- , A2)     10/15/13    5.500         145,988
                                                                                                       -------------
TOTAL CHILE                                                                                                  288,427
                                                                                                       -------------
FRANCE (6.4%)
DIVERSIFIED FINANCIALS (0.9%)
     1,000(A)   Banque Psa Finance, Series EMTN, Notes               (A- , A2)     01/30/07    4.875      1,204 ,244
                                                                                                       -------------
HEALTHCARE PRODUCTS (0.9%)
     1,000(A)   Aventis SA, Series EMTN, Senior Unsubordinated
                 Notes                                               (A+ , A1)     04/18/06    5.000       1,211,066
                                                                                                       -------------
PACKAGING & CONTAINERS (0.2%)
       250(C)   Crown Euro Holdings SA, Euro Dollar Secured
                 Notes (Callable 03/01/07 @ $104.75)                 (B+ , B1)     03/01/11    9.500         278,750
                                                                                                       -------------
SOVEREIGN (2.9%)
     1,500(A)   Government of France                                (AAA , Aaa)    10/25/12    4.750       1,808,422
     1,700(A)   Government of France                                (AAA , Aaa)    04/25/29    5.500       2,126,560
                                                                                                       -------------
                                                                                                           3,934,982
                                                                                                       -------------
TELECOMMUNICATIONS (0.5%)
       552(A)   France Telecom SA, Series EMTN, Senior
                 Unsubordinated Notes                              (BBB- , Baa3)   12/23/09    7.000         726,355
                                                                                                       -------------
WATER (1.0%)
     1,100(A)   Suez SA, Bonds                                       (A- , A3)     10/13/09    5.875       1,362,893
                                                                                                       -------------
TOTAL FRANCE                                                                                               8,718,290
                                                                                                       -------------
GERMANY (8.8%)
BANKS (1.0%)
   150,000(B)   Landwirtschaftliche Rentenbank, Series EMTN,
                 Unsubordinated Notes                               (AAA , Aaa)    04/25/13    1.375       1,366,886
                                                                                                       -------------
SOVEREIGN (7.8%)
     1,000(A)   Federal Republic of Germany                         (AAA , Aaa)    08/18/06    4.500       1,209,665
     1,000(A)   Federal Republic of Germany                         (AAA , Aaa)    01/04/07    6.000       1,260,357
     2,500(A)   Federal Republic of Germany                         (AAA , Aaa)    08/17/07    4.500       3,021,364
     1,000(A)   Federal Republic of Germany                         (AAA , Aaa)    07/04/08    4.125       1,190,206
     1,000(A)   Federal Republic of Germany                         (AAA , Aaa)    01/04/12    5.000       1,229,226
     1,300(A)   Federal Republic of Germany                         (AAA , Aaa)    01/04/28    5.625       1,646,537
     1,000(A)   Kenkel KGaA, Euro Senior Unsubordinated Notes        (A+ , A1)     06/10/13    4.250       1,124,199
                                                                                                       -------------
                                                                                                          10,681,554
                                                                                                       -------------
TOTAL GERMANY                                                                                             12,048,440
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
IRELAND (0.8%)
BANKS (0.8%)
 $   1,000(A)   Depfa ACS Bank, Rule 144A++                         (AAA , Aaa)    04/15/08    3.250   $   1,144,639
                                                                                                       -------------
TOTAL IRELAND                                                                                              1,144,639
                                                                                                       -------------
ITALY (6.2%)
SOVEREIGN (6.2%)
     1,000(A)   Republic of Italy                                   (AA , Aa2)     02/01/06    2.750       1,159,658
     2,500(A)   Republic of Italy                                   (AA , Aa2)     03/01/07    4.500       3,018,745
     1,000(A)   Republic of Italy                                   (AA , Aa2)     11/01/07    6.000       1,271,605
     1,000(A)   Republic of Italy                                   (AA , Aa2)     05/01/09    4.500       1,203,924
   190,000(A)   Republic of Italy                                   (AA , Aa2)     02/23/10    1.800       1,820,758
                                                                                                       -------------
TOTAL ITALY                                                                                                8,474,690
                                                                                                       -------------
JAPAN (2.1%)
BANKS (0.8%)
    50,000      Development Bank of Japan, Euro Government
                 Guaranteed Notes                                   (AA- , Aa3)    12/20/06    2.875         488,916
                                                                                                       -------------
    80,000      Development Bank of Japan, Series INTL, Global
                 Government Guaranteed Notes                        (AA- , Aa1)    06/20/23    1.050         627,963
                                                                                                       -------------
                                                                                                           1,116,879
                                                                                                       -------------
ELECTRIC (0.9%)
     1,000(A)   Tokyo Electric Power Company, Inc., Euro Notes      (AA- , Aa2)    03/27/07    5.125       1,219,032
                                                                                                       -------------
MULTI-NATIONAL (0.4%)
    50,000(B)   European Investment Bank, Series EMTN               (AAA , Aaa)    09/20/07    2.125         482,974
                                                                                                       -------------
TOTAL JAPAN                                                                                                2,818,885
                                                                                                       -------------
MEXICO (0.1%)
OIL AND GAS PRODUCERS (0.1%)
        85(C)   Petroleos Mexicanos, Series REGS,
                 Euro Company Guaranteed Notes                     (BBB- , Baa1)   06/01/07    9.000          98,125
                                                                                                       -------------
SOVEREIGN (0.0%)
        55(C)   United Mexican States, Global Bonds                (BBB- , Baa2)   09/15/16   11.375          77,412
                                                                                                       -------------
TOTAL MEXICO                                                                                                 175,537
                                                                                                       -------------
NETHERLANDS (6.8%)
BANKS (0.9%)
     1,000(A)   Bank Nederlandse Gemeenten NV, Euro Notes           (AAA , Aaa)    07/04/11    5.250       1,241,093
                                                                                                       -------------
ELECTRIC (0.8%)
     1,000(A)   Essent NV, Euro Company Guaranteed Notes             (A , A2)      06/25/13    4.500       1,125,435
                                                                                                       -------------
FOOD (0.9%)
     1,000(A)   Unilever NV, Euro Company Guaranteed Notes           (A+ , A1)     06/07/06    5.125       1,217,848
                                                                                                       -------------
SOVEREIGN (3.1%)
     1,000(A)   Government of the Netherlands                       (AAA , Aaa)    07/15/05    4.000       1,189,308
     1,000(A)   Government of the Netherlands                       (AAA , Aaa)    07/15/09    3.750       1,161,676

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
NETHERLANDS
$    1,500(A)   Government of the Netherlands                       (AAA , Aaa)    07/15/12    5.000   $   1,842,605
                                                                                                       -------------
                                                                                                           4,193,589
                                                                                                       -------------
TELECOMMUNICATIONS (1.1%)
       130(C)   Deutsche Telekom International Finance, Global
                 Company Guaranteed Notes                          (BBB+ , Baa3)   06/15/05    7.750         142,099
       550(A)   Deutsche Telekom International Finance BV, Euro
                 Company Guaranteed Notes                          (BBB+ , Baa3)   07/11/06    6.375         684,047
       550(A)   Olivetti Finance NV, Series EMTN, Company
                 Guaranteed Notes                                  (BBB+ , Baa2)   01/24/08    5.875         681,568
                                                                                                       -------------
                                                                                                           1,507,714
                                                                                                       -------------
TOTAL NETHERLANDS                                                                                          9,285,679
                                                                                                       -------------

NORWAY (1.4%)
DIVERSIFIED FINANCIALS (1.3%)
   180,000(B)   Eksportfinans ASA, Global Bonds                     (AA+ , Aaa)    06/21/10    1.800       1,711,122
                                                                                                       -------------
MISCELLANEOUS MANUFACTURING (0.1%)
       105(C)   Norsk Hydro ASA, Yankee Debentures                   (A , A2)      06/15/23    7.750         125,940
        45(C)   Norsk Hydro ASA, Yankee Debentures                   (A , A2)      11/15/25    7.150          51,248
                                                                                                       -------------
                                                                                                             177,188
                                                                                                       -------------
TOTAL NORWAY                                                                                               1,888,310
                                                                                                       -------------
RUSSIA (0.5%)
SOVEREIGN (0.5%)
       800(C)   Government of Russia, Series V, Debentures          (BB , Ba2)     05/14/08    3.000         702,000
                                                                                                       -------------
TOTAL RUSSIA                                                                                                 702,000
                                                                                                       -------------
SPAIN (5.5%)
SOVEREIGN (5.5%)
     1,000(A)   Kingdom of Spain                                    (AA+ , Aaa)    01/31/05    3.250       1,175,268
    50,000(B)   Kingdom of Spain                                    (AA+ , Aaa)    09/20/06    3.100         490,734
     1,800(A)   Kingdom of Spain                                    (AA+ , Aaa)    03/31/07    7.350       2,365,718
     1,000(A)   Kingdom of Spain                                    (AA+ , Aaa)    07/30/09    5.150       1,243,660
     1,700(A)   Kingdom of Spain                                    (AA+ , Aaa)    07/30/32    5.750       2,194,625
                                                                                                       -------------
TOTAL SPAIN                                                                                                7,470,005
                                                                                                       -------------
SWEDEN (1.1%)
SOVEREIGN (1.1%)
    10,750      Government of Sweden                                (AAA , Aaa)    10/08/12    5.500       1,442,039
                                                                                                       -------------
TOTAL SWEDEN                                                                                               1,442,039
                                                                                                       -------------
UKRAINE (0.2%)
SOVEREIGN (0.2%)
       225(C)   Government of Ukraine, Euro-Dollar Bonds             (B , B2)      06/11/13    7.650         224,627
                                                                                                       -------------
TOTAL UKRAINE                                                                                                224,627
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
UNITED KINGDOM (1.9%)
BANKS (1.9%)
$      280(A)   HSBC Holdings PLC, Series EMTN,
                 Subordinated Notes                                  (A , A1)      12/20/12    5.375   $     340,753
     1,456(A)   Lloyds TSB Bank PLC, Euro Subordinated Notes
                 (Callable 07/15/09 @ $100 Euro)#                   (A+ , Aa1)     07/15/49    5.625       1,791,091
       400(C)   Royal Bank of Scotland Group PLC, Series 3,
                 Global Bonds (Callable 12/31/05 @ $100.00)          (A- , A1)     11/29/49    7.816         443,605
                                                                                                       -------------
TOTAL UNITED KINGDOM                                                                                       2,575,449
                                                                                                       -------------
UNITED STATES (45.6%)
AEROSPACE & DEFENSE (0.4%)
       255      Lockheed Martin Corp., Bonds                       (BBB , Baa2)    12/01/29    8.500         332,536
        70      Sequa Corp., Senior Notes                           (BB- , Ba3)    08/01/09    9.000          77,350
        80      Sequa Corp., Series B, Senior Notes                 (BB , Ba3)     04/01/08    8.875          87,700
                                                                                                       -------------
                                                                                                             497,586
                                                                                                       -------------
APPAREL (0.0%)
        40      Levi Strauss & Co., Notes~                          (BB- , B3)     11/01/06    7.000          31,400
                                                                                                       -------------
ASSET BACKED SECURITIES (2.4%)
     1,500      Aesop Funding II LLC, Series 2003-2A Class A2#      (AAA , Aaa)    06/20/07    1.370       1,506,764
     1,185      Carmax Auto Owner Trust, Series 2001-2,
                 Class A4#                                          (AAA , Aaa)    12/15/06    3.940       1,218,115
       362      CNH Equipment Trust, Series 2002-A, Class A3#       (AAA , Aaa)    07/17/06    1.370         361,658
       184      Conseco Finance, Series 2000-D, Class A4#           (AAA , Aaa)    12/15/25    8.170         190,689
                                                                                                       -------------
                                                                                                           3,277,226
                                                                                                       -------------
AUTOMOBILE MANUFACTURERS (0.3%)
       185      Ford Motor Co., Unsecured Notes                    (BBB , Baa1)    07/16/31    7.450         166,639
       215      General Motors Corp., Global Debentures            (BBB , Baa1)    07/15/33    8.375         227,481
                                                                                                       -------------
                                                                                                             394,120
                                                                                                       -------------
AUTOMOBILE PARTS & EQUIPMENT (0.1%)
       115      Collins & Aikman Products Corp., Company
                 Guaranteed Notes (Callable 04/15/04 @ $100.00)~     (B , B2)      04/15/06   11.500          84,525
                                                                                                       -------------
BANKS (0.4%)
       330      Bank of America Corp., Global Senior Notes          (A+ , Aa2)     01/15/08    3.875         335,067
       180      J.P. Morgan Chase & Co., Global Senior Notes         (A+ , A1)     05/30/07    5.250         192,381
                                                                                                       -------------
                                                                                                             527,448
                                                                                                       -------------
BUILDING MATERIALS (0.2%)
        80      American Standard, Inc., Company
                 Guaranteed Notes                                   (BB+ , Ba2)    02/01/08    7.375          88,600
       200      Nortek, Inc., Series B, Global Senior
                 Subordinated Notes (Callable 06/15/06 @ $104.94)    (B- , B3)     06/15/11    9.875         216,500
                                                                                                       -------------
                                                                                                             305,100
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
UNITED STATES
COMMERCIAL SERVICES (0.1%)
$       50      Iron Mountain, Inc., Company Guaranteed Notes
                 (Callable 04/01/06 @ $104.31)                       (B , B2)      04/01/13    8.625   $      54,875
       125      La Petite Academy, Inc., Series B, Company
                 Guaranteed Notes (Callable 05/15/04 @ $103.33)      (CC , Ca)     05/15/08   10.000          76,875
                                                                                                       -------------
                                                                                                             131,750
                                                                                                       -------------
COMPUTERS (0.1%)
        85      Unisys Corp., Senior Notes                          (BB+ , Ba1)    01/15/05    7.250          89,250
                                                                                                       -------------
COSMETICS/PERSONAL CARE (0.1%)
       165      Armkel LLC, Global Senior Subordinated Notes
                 (Callable 08/15/05 @ $104.75)                       (B- , B2)     08/15/09    9.500         183,150
                                                                                                       -------------
DIVERSIFIED FINANCIALS (4.1%)
       720      American International Group, Inc.,
                 Rule 144A, Notes++                                 (AAA , Aaa)    05/15/13    4.250         679,633
       135      Capital One Bank, Subordinated Notes               (BB+ , Baa3)    06/13/13    6.500         139,398
        50      Chukchansi Economic Development Authority,
                 Rule 144A, Senior Notes
                 (Callable 10/01/06 @ $113.00)++                     (NR , NR)     06/15/09   14.500          61,125
       120      CIT Group, Inc., Global Senior Notes                 (A , A2)      04/02/12    7.750         140,270
       270      Countrywide Home Loans, Inc., Global Notes           (A , A3)      12/19/07    4.250         275,494
       155      Countrywide Home Loans, Inc., Series MTN,
                 Global Notes                                        (A , A3)      05/21/08    3.250         151,249
       395      FMR Corp., Rule 144A, Notes++                       (AA , Aa3)     03/01/13    4.750         391,405
       520      Ford Motor Credit Co., Global Bonds                 (BBB , A3)     02/01/11    7.375         530,177
       320      General Electric Capital Corp., Series MTNA,
                 Global Notes                                       (AAA , Aaa)    06/15/12    6.000         344,938
       190      General Motors Acceptance Corp., Global Bonds       (BBB , A3)     11/01/31    8.000         195,950
       270      General Motors Acceptance Corp., Global Notes~      (BBB , A3)     02/01/07    6.125         283,730
       160      Goldman Sachs Group, Inc., Global Bonds             (A+ , Aa3)     01/15/11    6.875         181,211
       345      Goldman Sachs Group, Inc., Global Notes             (A+ , Aa3)     04/01/13    5.250         347,396
       410      Household Finance Corp., Global Notes                (A , A1)      01/30/07    5.750         442,992
       135      Household Finance Corp., Global Notes                (A , A1)      07/15/10    8.000         160,540
       109      Lehman Brothers Holdings, Inc., Notes                (A , A2)      02/05/06    6.625         118,775
       190      MBNA America Bank, Rule 144A, Subordinated
                 Notes++                                           (BBB , Baa2)    03/15/08    6.750         211,856
       185      Merrill Lynch & Company, Inc., Notes                (A+ , Aa3)     01/26/06    6.150         201,066
        45      Merrill Lynch & Company, Inc., Series MTNB, Notes   (A+ , Aa3)     11/04/10    4.500          44,760
       305      Morgan Stanley, Global Notes                        (A+ , Aa3)     03/01/13    5.300         310,099
        60      National Rural Utilities, Global Notes               (A , A2)      08/28/09    5.750          64,698
        20      PCA LLC/PCA Finance Corp., Global Senior Notes       (B- , B3)     08/01/09   11.875          21,900
       245      Textron, Inc., Senior Notes                          (A- , A3)     08/01/10    4.500         243,847
                                                                                                       -------------
                                                                                                           5,542,509
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
UNITED STATES
ELECTRIC (1.5%)
$      200      American Electric Power Company, Inc., Series A,
                 Global Notes                                      (BBB , Baa3)    05/15/06    6.125   $     214,962
       190      Cilcorp, Inc., Bonds                               (BBB+ , Baa2)   10/15/29    9.375         250,243
       100      Cincinnati Gas & Electric Co., Notes               (BBB , Baa1)    09/15/12    5.700         104,427
        35      CMS Energy Corp., Senior Notes~                      (B+ , B3)     01/15/09    7.500          35,788
       100      Consolidated Edison Company of New York,
                 Debentures                                          (A+ , A1)     02/01/13    4.875         100,153
        70      Constellation Energy Group, Inc., Notes            (BBB+ , Baa1)   04/01/07    6.350          76,361
        80      Constellation Energy Group, Inc., Notes            (BBB+ , Baa1)   04/01/12    7.000          90,837
        80      Energy East Corp., Notes                           (BBB , Baa2)    06/15/12    6.750          87,195
       125      FPL Group Capital, Inc., Company Guaranteed Notes    (A- , A2)     09/15/06    7.625         141,179
       150      FPL Group Capital, Inc., Notes                       (A- , A2)     04/11/06    3.250         151,861
        85      Ohio Edison Co., Rule 144A, Senior Notes++         (BBB- , Baa2)   05/01/08    4.000          84,328
       195      Oncor Electric Delivery Co., Global Secured Notes  (BBB , Baa1)    05/01/32    7.000         213,376
       270      Progress Energy, Inc., Senior Notes                (BBB , Baa2)    03/01/11    7.100         305,072
       120      PSE&G Power LLC, Global Company
                 Guaranteed Notes                                  (BBB , Baa1)    06/01/12    6.950         134,626
        60      Public Service Company of Colorado, Global
                 Collateral Trust Notes                            (BBB+ , Baa1)   10/01/12    7.875          72,613
                                                                                                       -------------
                                                                                                           2,063,021
                                                                                                       -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
       115      Motors & Gears, Inc., Series D, Senior Notes
                 (Callable 11/15/03 @ $101.79)                      (B- , Caa1)    11/15/06   10.750          94,875
                                                                                                       -------------
ELECTRONICS (0.1%)
        75      Sanmina-Sci Corp., Global Company Guaranteed
                 Notes (Callable 01/15/07 @ $105.19)                (BB- , Ba2)    01/15/10   10.375          88,875
                                                                                                       -------------
ENTERTAINMENT (0.7%)
        90      Argosy Gaming Co., Company Guaranteed Notes
                 (Callable 06/01/04 @ $105.38)                       (B+ , B2)     06/01/09   10.750          99,000
       110      Bluegreen Corp., Company Guaranteed Senior
                 Secured Notes (Callable 04/01/04 @ $103.50)         (B , B3)      04/01/08   10.500         111,650
        85      Horseshoe Gaming Holding Corp., Series B,
                 Company Guaranteed Notes
                 (Callable 05/15/04 @ $104.31)                       (B+ , B2)     05/15/09    8.625          90,844
       140      Isle of Capri Casinos, Inc., Company Guaranteed
                 Notes (Callable 04/15/04 @ $104.38)                 (B , B2)      04/15/09    8.750         148,925
        85      Kerzner International, Ltd., Global Company
                 Guaranteed Notes (Callable 08/15/06 @ $104.44)      (B+ , B2)     08/15/11    8.875          93,181
       290      Mohegan Tribal Gaming, Global Senior
                 Subordinated Notes (Callable 07/01/06 @ $104.19)   (BB- , Ba3)    07/01/11    8.375         318,275
       145      Penn National Gaming, Inc., Company Guaranteed
                 Notes (Callable 03/15/06 @ $104.44)                 (B- , B3)     03/15/10    8.875         158,594
                                                                                                       -------------
                                                                                                           1,020,469
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
UNITED STATES
ENVIRONMENTAL CONTROL (0.5%)
$      135      Allied Waste North America, Series B, Company
                 Guaranteed Notes (Callable 01/01/04 @ $103.94)     (BB- , Ba3)    01/01/09    7.875   $     141,750
       175      Waste Management, Inc., Global Company
                 Guaranteed Notes                                  (BBB , Baa3)    05/15/32    7.750         205,660
       303      Waste Management, Inc., Senior Notes~              (BBB , Baa3)    08/01/10    7.375         350,877
                                                                                                       -------------
                                                                                                             698,287
                                                                                                       -------------
FOOD (0.9%)
       120      ConAgra Foods, Inc., Notes                         (BBB+ , Baa1)   09/15/11    6.750         135,273
       105      ConAgra Foods, Inc., Notes                         (BBB+ , Baa1)   09/15/30    8.250         132,561
       200      General Mills, Inc., Global Notes                  (BBB+ , Baa2)   02/15/12    6.000         214,174
       180      Kellogg Co., Global Senior Notes                   (BBB , Baa2)    06/01/08    2.875         173,399
       250      Kellogg Co., Series B, Global Notes                (BBB , Baa2)    04/01/11    6.600         279,734
       100      Land O' Lakes, Inc., Global Senior Notes
                 (Callable 11/15/06 @ $104.38)                       (B+ , B2)     11/15/11    8.750          86,000
        40      Premier International Foods PLC, Yankee Senior
                 Notes (Callable 09/01/04 @ $106.00)                 (B- , B3)     09/01/09   12.000          44,300
       100      Roundy's, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 06/15/07 @ $104.44)      (B , B2)      06/15/12    8.875         105,000
        50      Stater Brothers Holdings, Inc., Senior Notes
                 (Callable 08/15/04 @ $102.69)                       (B- , B2)     08/15/06   10.750          52,937
                                                                                                       -------------
                                                                                                           1,223,378
                                                                                                       -------------
FOREST PRODUCTS, PAPER (0.3%)
       185      Appleton Papers, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 12/15/05 @ $106.25)      (B+ , B3)     12/15/08   12.500         205,350
       150      Georgia-Pacific Corp., Global Company
                 Guaranteed Notes                                   (BB+ , Ba2)    02/01/10    8.875         172,125
                                                                                                       -------------
                                                                                                             377,475
                                                                                                       -------------
GAS (0.3%)
       150      KeySpan Corp., Senior Notes                          (A , A3)      11/15/30    8.000         190,719
        50      Semco Energy, Inc., Rule 144A, Senior Notes
                 (Callable 05/15/08 @ $103.88)++                    (BB , Ba2)     05/15/13    7.750          51,750
       135      Sempra Energy, Notes                               (BBB+ , Baa1)   12/01/05    6.950         147,334
                                                                                                       -------------
                                                                                                             389,803
                                                                                                       -------------
HEALTHCARE PRODUCTS (0.1%)
       155      Baxter International, Inc., Notes                    (A , A3)      05/01/07    5.250         165,809
                                                                                                       -------------
HEALTHCARE SERVICES (0.1%)
        35      Extendicare Health Services, Inc., Company
                 Guaranteed Notes (Callable 12/15/03 @ $103.12)     (CCC+ , B3)    12/15/07    9.350          36,400
        20      HCA, Inc., Notes                                   (BBB- , Ba1)    06/15/05    6.910          21,008
        90      HCA, Inc., Notes                                   (BBB- , Ba1)    07/01/07    7.000          96,953
                                                                                                       -------------
                                                                                                             154,361
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
UNITED STATES
HOLDING COMPANIES-DIVERSIFIED (1.3%)
$  200,000(B)   General Electric Financial Assurance Holdings,
                 Global Notes                                       (A+ , Aa3)     06/20/11    1.600   $   1,755,812
        75      Werner Holding Co., Inc., Series A, Company
                 Guaranteed Notes (Callable 11/15/03 @
                 $103.33)~                                           (B- , B2)     11/15/07   10.000          56,625
                                                                                                       -------------
                                                                                                           1,812,437
                                                                                                       -------------
HOME BUILDERS (0.1%)
       115      D.R. Horton, Inc., Company Guaranteed Notes         (BB , Ba1)     12/01/07    7.500         126,213
        20      KB Home, Senior Subordinated Notes
                 (Callable 02/15/06 @ $104.75)                      (BB- , Ba3)    02/15/11    9.500          22,300
        40      Ryland Group, Senior Notes
                 (Callable 09/01/05 @ $104.88)                      (BB+ , Ba1)    09/01/10    9.750          46,000
                                                                                                       -------------
                                                                                                             194,513
                                                                                                       -------------
HOME FURNISHINGS (0.1%)
       115      Sealy Mattress Co., Series B, Senior Subordinated
                 Notes (Callable 12/15/03 @ $103.29)~                (B- , B3)     12/15/07    9.875         119,313
                                                                                                       -------------
INSURANCE (0.2%)
       220      MetLife, Inc., Debentures                            (A , A2)      05/15/05    3.911         227,276
                                                                                                       -------------
IRON & STEEL (0.1%)
        95      AK Steel Corp., Company Guaranteed Notes
                 (Callable 02/15/04 @ $103.94)~                      (BB , B1)     02/15/09    7.875          66,975
                                                                                                       -------------
LEISURE TIME (0.1%)
        75      Hockey Co./Sports Maska, Inc., Global Units
                 (Callable 04/15/06 @ $105.63)                       (B , B2)      04/15/09   11.250          85,125
                                                                                                       -------------
LODGING (0.3%)
        20      Aztar Corp., Senior Subordinated Notes
                 (Callable 05/15/04 @ $102.96)                      (B+ , Ba3)     05/15/07    8.875          21,000
        50      Boyd Gaming Corp., Global Company Guaranteed
                 Notes (Callable 08/01/05 @ $104.63)                (BB- , Ba3)    08/01/09    9.250          56,437
        40      MGM Mirage, Inc., Company Guaranteed Notes~         (BB+ , Ba2)    02/01/11    8.375          44,800
       145      Prime Hospitality Corp., Series B, Global Senior
                 Subordinated Notes
                 (Callable 05/01/07 @ $104.19)                       (B , B1)      05/01/12    8.375         148,625
        80      Riviera Holdings Corp., Global Company
                 Guaranteed Notes (Callable 06/15/06 @ $105.50)      (B+ , B2)     06/15/10   11.000          82,000
        10      Station Casinos, Inc., Senior Subordinated Notes
                 (Callable 07/01/05 @ $103.70)                       (B+ , B1)     07/01/10    9.875          11,163
       115      Windsor Woodmont Black Hawk, Series B, First
                 Mortgage (Callable 03/15/04 @ $104.33)##            (NR , NR)     03/15/05   13.000          75,469
                                                                                                       -------------
                                                                                                             439,494
                                                                                                       -------------
MEDIA (0.9%)
       200      Comcast Cable Communications, Inc., Senior Notes   (BBB , Baa3)    01/30/11    6.750         221,768
        20      CSC Holdings, Inc., Series B, Senior Notes          (BB- , B1)     07/15/09    8.125          20,900

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
UNITED STATES
$       70      CSC Holdings, Inc., Series B, Senior Notes          (BB- , B1)     04/01/11    7.625   $      71,750
       300      Liberty Media Corp., Global Senior Notes#          (BBB- , Baa3)   09/17/06    2.640         299,038
        60      Mediacom LLC/Capital Corp., Senior Notes
                 (Callable 01/15/06 @ $104.75)                       (B+ , B2)     01/15/13    9.500          57,300
       150      News America Holdings, Inc., Company
                 Guaranteed Notes                                  (BBB- , Baa3)   02/01/13    9.250         193,484
       170      News America, Inc., Company Guaranteed Notes       (BBB- , Baa3)   11/30/28    7.625         194,089
       190      Time Warner, Inc., Global Company
                 Guaranteed Notes                                  (BBB+ , Baa1)   04/15/31    7.625         213,089
                                                                                                       -------------
                                                                                                           1,271,418
                                                                                                       -------------
METAL FABRICATE/HARDWARE (0.1%)
       125      Jarden Corp., Global Company Guaranteed Notes
                 (Callable 05/01/07 @ $104.88)                       (B- , B3)     05/01/12    9.750         137,188
                                                                                                       -------------
MISCELLANEOUS MANUFACTURING (0.1%)
       150      Building Materials Corp., Company
                 Guaranteed Notes                                    (B+ , B2)     12/01/08    8.000         147,000
                                                                                                       -------------
MORTGAGE BACKED SECURITIES (24.1%)
       265      Fannie Mae Global Bonds                             (AAA , Aaa)    11/15/30    6.625         299,581
   100,000(B)   Fannie Mae Global Senior Notes                      (AAA , Aaa)    10/09/07    2.125         963,122
       840      Fannie Mae Pool #695851^^                           (AAA , Aaa)    05/01/18    5.500         865,722
       359      Fannie Mae Pool #696915^^                           (AAA , Aaa)    04/01/33    6.000         368,733
     1,310      Fannie Mae Pool #703443^^                           (AAA , Aaa)    05/01/18    5.000       1,332,672
     1,316      Fannie Mae Pool #703444^^                           (AAA , Aaa)    05/01/18    5.000       1,337,873
     1,953      Fannie Mae Pool #708487^^                           (AAA , Aaa)    04/01/33    6.000       2,005,553
       865      Fannie Mae Pool #708704                             (AAA , Aaa)    06/01/33    6.000         888,676
     1,594      Fannie Mae Pool #713945                             (AAA , Aaa)    05/01/33    7.000       1,678,504
       218      FHLMC TBA                                           (AAA , Aaa)    11/03/18    5.000         221,406
     2,305      FNMA TBA                                            (AAA , Aaa)    11/03/18    4.500       2,302,838
       495      FNMA TBA                                            (AAA , Aaa)    11/03/18    5.500         509,695
     2,670      FNMA TBA                                            (AAA , Aaa)    11/03/33    5.000       2,634,121
     2,115      FNMA TBA                                            (AAA , Aaa)    11/03/33    5.500       2,134,828
       850      FNMA TBA                                            (AAA , Aaa)    11/03/33    6.000         872,844
     2,700      FNMA TBA                                            (AAA , Aaa)    11/03/33    6.500       2,805,467
       390      Freddie Mac Global Notes^^                          (AAA , Aaa)    09/15/07    3.500         395,931
     3,600      Freddie Mac Global Notes^^                          (AAA , Aaa)    01/15/13    4.500       3,555,770
     3,745      Freddie Mac Global Notes^^                          (AAA , Aaa)    07/15/13    4.500       3,670,089
       943      Ginnie Mae Pool #506601                             (AAA , Aaa)    03/15/29    6.500         990,358
       451      Ginnie Mae Pool #600025                             (AAA , Aaa)    03/15/33    6.000         466,043
       735      GNMA TBA                                            (AAA , Aaa)    11/03/33    5.500         742,121
       410      GNMA TBA                                            (AAA , Aaa)    11/03/33    6.500         429,347
     1,405      Morgan Stanley Capital I, Series 2003-T11,
                 Class A4#                                          (AAA , Aaa)    06/13/41    5.150       1,410,269
                                                                                                       -------------
                                                                                                          32,881,563
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
UNITED STATES
OIL AND GAS PRODUCERS (0.6%)
$       90      Chesapeake Energy Corp., Global Company
                 Guaranteed Senior Notes
                 (Callable 04/01/06 @ $104.06)                      (B+ , Ba3)     04/01/11    8.125   $      99,225
       204      Enterprise Products Operations, Company
                 Guaranteed Notes                                  (BBB , Baa2)    02/01/11    7.500         235,534
        70      Forest Oil Corp., Global Company Guaranteed
                 Notes (Callable 05/01/07 @ $103.88)                (BB , Ba3)     05/01/14    7.750          73,150
       200      Forest Oil Corp., Global Senior Notes               (BB , Ba3)     06/15/08    8.000         215,000
         5      Magnum Hunter Resources, Inc., Company
                 Guaranteed Notes
                 (Callable 06/01/04 @ $101.67)~                      (B , B2)      06/01/07   10.000           5,194
        30      Parker Drilling Co., Series B, Company Guaranteed
                 Senior Notes (Callable 11/15/04 @ $105.06)          (B+ , B1)     11/15/09   10.125          31,500
       100      Vintage Petroleum, Inc., Global Senior Notes
                 (Callable 05/01/07 @ $104.12)                      (BB- , Ba3)    05/01/12    8.250         110,000
                                                                                                       -------------
                                                                                                             769,603
                                                                                                       -------------
PACKAGING & CONTAINERS (0.3%)
        70      Box USA Holdings, Series B, Senior Secured Notes
                 (Callable 06/01/04 @ $100.00)                       (B , B3)      06/01/06   12.000          70,700
        90      Owens-Brockway Glass Containers, Global
                 Company Guaranteed Notes
                 (Callable 02/15/06 @ $104.44)                       (BB , B1)     02/15/09    8.875          98,100
        50      Owens-Illinois, Inc., Senior Notes~                  (B+ , B3)     05/15/08    7.350          50,250
        65      Sealed Air Corp., Rule 144A, Notes++               (BBB , Baa3)    05/15/09    6.950          71,865
        70      Sealed Air Corp., Rule 144A, Senior Notes++        (BBB , Baa3)    04/15/08    5.375          72,827
       105      Stone Container Corp., Global Senior Notes
                 (Callable 07/01/07 @ $104.19)                       (B , B2)      07/01/12    8.375         111,300
                                                                                                       -------------
                                                                                                             475,042
                                                                                                       -------------
PHARMACEUTICALS (0.1%)
       140      NBTY, Inc., Series B, Senior Subordinated Notes
                 (Callable 09/15/04 @ $101.44)                       (B+ , B1)     09/15/07    8.625         144,550
                                                                                                       -------------
PIPELINES (0.2%)
       140      Duke Energy Corp., First Mortgage Notes              (A- , A3)     10/01/15    5.300         140,429
        85      Western Gas Resources, Inc., Company
                 Guaranteed Notes
                 (Callable 06/15/04 @ $105.00)                      (BB- , Ba3)    06/15/09   10.000          91,162
                                                                                                       -------------
                                                                                                             231,591
                                                                                                       -------------
REAL ESTATE (0.1%)
        97      EOP Operating LP, Notes                            (BBB+ , Baa1)   01/15/04    6.500          97,911
        50      EOP Operating LP, Notes                            (BBB+ , Baa1)   06/15/04    6.500          51,486
        35      EOP Operating LP, Senior Notes                     (BBB+ , Baa1)   02/15/05    6.625          36,956
                                                                                                       -------------
                                                                                                             186,353
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR(1)                                                           RATINGS+
    (000)                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
    ------                                                         -------------   --------    -----       -----
BONDS
UNITED STATES
RETAIL (0.2%)
$      110      Leslie's Poolmart, Series B, Senior Notes
                 (Callable 07/15/05 @ $102.59)                       (B- , B2)     07/15/08   10.375   $     110,550
        35      Sbarro, Inc., Company Guaranteed Senior Notes
                 (Callable 09/15/04 @ $105.50)~                      (B+ , B2)     09/15/09   11.000          30,494
       125      Yum! Brands, Inc., Senior Notes                     (BB+ , Ba1)    07/01/12    7.700         141,562
                                                                                                       -------------
                                                                                                             282,606
                                                                                                       -------------
SAVINGS & LOANS (0.4%)
       440      Bank United Corp., Subordinated Notes              (BBB , Baa1)    05/01/07    8.875         518,093
        10      Sovereign Bancorp, Inc., Senior Notes              (BBB- , Ba1)    11/15/06   10.500          11,878
                                                                                                       -------------
                                                                                                             529,971
                                                                                                       -------------
TELECOMMUNICATIONS (1.8%)
       195      AT&T Broadband Corp., Global Company
                 Guaranteed Notes                                  (BBB , Baa3)    03/15/13    8.375         236,194
       350      AT&T Corp., Global Senior Notes~,#                 (BBB+ , Baa2)   11/15/31    8.500         398,233
       200      AT&T Wireless Services, Inc., Global Senior Notes  (BBB , Baa2)    03/01/11    7.875         228,925
       170      AT&T Wireless Services, Inc., Global Senior Notes  (BBB , Baa2)    03/01/31    8.750         205,147
       150      Citizens Communications Co., Notes                 (BBB , Baa2)    05/15/06    8.500         169,553
        75      Cox Communications, Inc., Notes                    (BBB , Baa2)    06/15/05    6.875          80,584
        20      Insight Midwest/Insight Capital Corp., Global
                 Senior Notes (Callable 11/01/05 @ $105.25)          (B+ , B2)     11/01/10   10.500          21,000
        30      Insight Midwest/Insight Capital Corp., Senior
                 Notes (Callable 10/01/04 @ $104.88)~                (B+ , B2)     10/01/09    9.750          30,750
        17      Nextel Communications, Inc., Senior Discount
                 Notes (Callable 02/15/04 @ $103.32)|                (B , B3)      02/15/08    9.950          17,935
       220      Sprint Capital Corp., Global Company
                 Guaranteed Notes                                  (BBB- , Baa3)   03/15/32    8.750         251,085
       230      Verizon Global Funding Corp., Global Notes           (A+ , A2)     06/15/12    6.875         256,098
       370      Verizon Global Funding Corp., Global Notes           (A+ , A2)     12/01/30    7.750         429,850
       160      Verizon Wireless Capital, Inc., Global Notes         (A+ , A3)     12/15/06    5.375         171,025
                                                                                                       -------------
                                                                                                           2,496,379
                                                                                                       -------------
TEXTILES (0.0%)
        10      Simmons Co., Series B, Senior Subordinated Notes
                 (Callable 03/15/04 @ $105.13)                       (B- , B2)     03/15/09   10.250          10,700
                                                                                                       -------------
UNITED STATES TREASURY OBLIGATIONS (1.7%)
         5      United States Treasury Bonds                        (AAA , Aaa)    02/15/31    5.375           5,168
     2,255      United States Treasury Notes~                       (AAA , Aaa)    10/15/08    3.125       2,243,197
        70      United States Treasury Notes~                       (AAA , Aaa)    08/15/13    4.250          69,738
                                                                                                       -------------
                                                                                                           2,318,103
                                                                                                       -------------
TOTAL UNITED STATES                                                                                       62,167,617
                                                                                                       -------------
TOTAL BONDS (Cost $125,779,824)                                                                          133,056,893
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

  NUMBER OF
    SHARES                                                                         MATURITY    RATE%       VALUE
  ---------                                                                        --------    -----       -----
COMMON STOCKS (0.0%)
UNITED STATES (0.0%)
FOOD (0.0%)
        16      Archibald Candy Corp.*,^                                                               $         400
                                                                                                       -------------
OIL & GAS SERVICES (0.0%)
       392      Southwest Royalties, Inc.*,^                                                                   5,931
                                                                                                       -------------
TOTAL UNITED STATES                                                                                            6,331
                                                                                                       -------------
TOTAL COMMON STOCKS (Cost $14,643)                                                                             6,331
                                                                                                       -------------
PREFERRED STOCKS (0.2%)
UNITED STATES (0.2%)
TELECOMMUNICATIONS (0.2%)
       240      Centaur Funding Corp., Series B, Rule 144A++
                 (Cost $279,079)                                                                             287,475
                                                                                                       -------------
TOTAL UNITED STATES                                                                                          287,475
                                                                                                       -------------

  PAR(1)
  (000)
  ------
SHORT-TERM INVESTMENTS (12.1%)
$      300      United States Treasury Bills**                                     11/06/03    0.860         299,978
    12,322      State Street Bank and Trust Co. Euro Time
                 Deposit                                                           11/03/03    0.750      12,322,000
     3,835      Suntrust Bank Time Deposit~~                                       11/03/03    1.031       3,834,667
                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $16,456,625)                                                           16,456,645
                                                                                                       -------------
TOTAL INVESTMENTS AT VALUE (109.9%) (Cost $142,530,171)                                                  149,807,344
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.9%)                                                            (13,460,575)
                                                                                                       -------------
NET ASSETS (100.0%)                                                                                    $ 136,346,769
                                                                                                       =============

                            INVESTMENT ABBREVIATIONS
                             TBA = To be announced.

(1) Unless otherwise indicated below, all securities are denominated in currency of the issuer's country of origin.
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $3,202,891 or 2.35% of net assets.
# Variable rate obligations -- The interest rate shown is the rate as of October 31, 2003.
##   Bond is currently in default.
| Step Bond -- The interest stated is as of October 31, 2003 and will reset at a future date.
*    Non-income producing security.
^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.
**   Collateral segregated for futures contracts.
^^   Collateral segregated for TBA securities.
~    Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.
(A)  Denominated in Euro.
(B)  Denominated in Japanese Yen.
(C)  Denominated in U.S. Dollar.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS
    Investments at value, including collateral for securities
      on loan of $3,834,667 (Cost $142,530,171) (Note 1)                      $  149,807,344(1)
    Cash                                                                                 425
    Foreign currency at value (Cost $121,603)                                        119,561
    Receivable for investments sold                                                2,056,323
    Interest receivable                                                            1,868,736
    Unrealized appreciation on forward currency contracts (Note 1)                   383,288
    Receivable for fund shares sold                                                  274,541
    Receivable from investment adviser (Note 2)                                       32,590
    Prepaid expenses and other assets                                                 26,737
                                                                              --------------
      Total Assets                                                               154,569,545
                                                                              --------------
LIABILITIES
    Administrative services fee payable (Note 2)                                      39,144
    Distribution fee payable (Note 2)                                                    355
    Payable for investments purchased                                             12,842,351
    Payable upon return of securities loaned (Note 1)                              3,834,667
    Payable for fund shares redeemed                                               1,232,729
    Unrealized depreciation on forward currency contracts (Note 1)                   127,478
    Variation margin payable (Note 1)                                                 35,406
    Directors' fee payable                                                             5,985
    Other accrued expenses payable                                                   104,661
                                                                              --------------
      Total Liabilities                                                           18,222,776
                                                                              --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                          12,874
    Paid-in capital (Note 5)                                                     145,593,164
    Accumulated undistributed net investment income                                5,005,762
    Accumulated net realized loss on investments, futures transactions
      and foreign currency transactions                                          (21,552,248)
    Net unrealized appreciation from investments, futures transactions
      and foreign currency translations                                            7,287,217
                                                                              --------------
      Net Assets                                                              $  136,346,769
                                                                              ==============
COMMON SHARES
    Net assets                                                                $  134,902,611
    Shares outstanding                                                            12,737,159
                                                                              --------------
    Net asset value, offering price, and redemption price per share           $        10.59
                                                                              ==============
ADVISOR SHARES
    Net assets                                                                $       11,498
    Shares outstanding                                                                 1,016
                                                                              --------------
    Net asset value, offering price, and redemption price per share           $        11.32
                                                                              ==============
A SHARES
    Net assets                                                                $    1,432,660
    Shares outstanding                                                               135,397
                                                                              --------------
    Net asset value and redemption price per share                            $        10.58
                                                                              ==============
    Maximum offering price per share (net asset value/(1-4.75%))              $        11.11
                                                                              ==============

(1)  Includes $3,708,895 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

INVESTMENT INCOME (Note 1)
    Interest                                                                         $    4,875,294
    Dividends                                                                                10,896
    Securities lending                                                                       20,845
    Foreign taxes withheld                                                                     (254)
                                                                                     --------------
      Total investment income                                                             4,906,781
                                                                                     --------------

EXPENSES
    Investment advisory fees (Note 2)                                                     1,347,288
    Administrative services fees (Note 2)                                                   249,382
    Shareholder servicing/Distribution fees (Note 2)                                          2,209
    Transfer agent fees (Note 2)                                                            401,309
    Custodian fees                                                                           93,548
    Printing fees (Note 2)                                                                   60,113
    Legal fees                                                                               44,823
    Registration fees                                                                        43,061
    Audit fees                                                                               24,947
    Directors' fees                                                                          21,737
    Insurance expense                                                                        10,701
    Interest expense                                                                          5,318
    Miscellaneous expense                                                                     3,658
                                                                                     --------------
    Total expenses                                                                        2,308,094
    Less: fees waived (Note 2)                                                           (1,025,955)
                                                                                     --------------
      Net expenses                                                                        1,282,139
                                                                                     --------------
        Net investment income                                                             3,624,642
                                                                                     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                    2,247,397
    Net realized loss from futures contracts                                                (86,904)
    Net realized gain on foreign currency transactions                                    7,039,111
    Net change in unrealized appreciation (depreciation) from investments                 4,942,252
    Net change in unrealized appreciation (depreciation) from futures contracts            (367,526)
    Net change in unrealized appreciation (depreciation) from foreign currency
      translations                                                                           (1,237)
                                                                                     --------------
    Net realized and unrealized gain from investments, futures contracts and
      foreign currency related items                                                     13,773,093
                                                                                     --------------
    Net increase in net assets resulting from operations                             $   17,397,735
                                                                                     ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR        FOR THE YEAR
                                                                                   ENDED               ENDED
                                                                              OCTOBER 31, 2003    OCTOBER 31, 2002
                                                                              ----------------    ----------------
FROM OPERATIONS
  Net investment income                                                       $      3,624,642    $      4,161,583
  Net realized gain (loss) from investments, futures contracts and
    foreign currency transactions                                                    9,199,604          (4,963,996)
  Net change in unrealized appreciation (depreciation) from
    investments, futures contracts and foreign currency translations                 4,573,489           4,967,629
                                                                              ----------------    ----------------
    Net increase in net assets resulting from operations                            17,397,735           4,165,216
                                                                              ----------------    ----------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                             (8,294,254)         (5,590,559)
    Advisor Class shares                                                                (3,046)             (4,561)
    Class A shares                                                                     (19,720)               (624)
                                                                              ----------------    ----------------
    Net decrease in net assets resulting from dividends                             (8,317,020)         (5,595,744)
                                                                              ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                      81,649,704          52,752,959
  Reinvestment of dividends                                                          7,997,286           5,360,277
  Net asset value of shares redeemed                                               (71,061,130)        (66,993,221)
                                                                              ----------------    ----------------
    Net increase (decrease) in net assets from capital share transactions           18,585,860          (8,879,985)
                                                                              ----------------    ----------------
  Net increase (decrease) in net assets                                             27,666,575         (10,310,513)

NET ASSETS
  Beginning of year                                                                108,680,194         118,990,707
                                                                              ----------------    ----------------
  End of year                                                                 $    136,346,769    $    108,680,194
                                                                              ================    ================
Undistributed Net Investment Income                                           $      5,005,762    $      2,594,868
                                                                              ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                          2003            2002(1)           2001           2000           1999
                                                       ----------       ----------       ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                   $     9.90       $     9.99       $     9.71     $    10.25     $    10.62
                                                       ----------       ----------       ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                      0.28(2)          0.38(2)          0.53           0.56           0.52
  Net gain (loss) on investments, futures
    contracts and foreign currency related items
    (both realized and unrealized)                           1.11             0.03             0.21          (0.13)         (0.29)
                                                       ----------       ----------       ----------     ----------     ----------
      Total from investment operations                       1.39             0.41             0.74           0.43           0.23
                                                       ----------       ----------       ----------     ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                      (0.70)           (0.50)           (0.46)         (0.76)         (0.59)
  Dividends in excess of net investment income                 --               --               --          (0.21)         (0.01)
                                                       ----------       ----------       ----------     ----------     ----------
      Total dividends                                       (0.70)           (0.50)           (0.46)         (0.97)         (0.60)
                                                       ----------       ----------       ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $    10.59       $     9.90       $     9.99     $     9.71     $    10.25
                                                       ==========       ==========       ==========     ==========     ==========
      Total return(3)                                       14.73%            4.27%            7.81%          4.37%          2.18%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)               $  134,903       $  108,535       $  118,876     $  121,309     $  135,327
    Ratio of expenses to average net assets(4)               0.95%            0.95%            0.95%          0.97%          0.96%
    Ratio of net investment income to average
      net assets                                             2.69%            3.89%            5.15%          5.51%          5.00%
    Decrease reflected in above operating expense
      ratios due to waivers                                  0.76%            0.77%            0.58%          0.51%          0.57%
  Portfolio turnover rate                                     239%             150%             144%           101%           365%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.87% to 3.89%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .95% for the years ended October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001 there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                          2003            2002(1)           2001           2000           1999
                                                       ----------       ----------       ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                   $    10.54       $    10.62       $    10.28     $    10.48     $    10.57
                                                       ----------       ----------       ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                      0.24(2)          0.36(2)          0.51           0.52(2)        0.44(2)
  Net gain (loss) on investments, futures
    contracts and foreign currency related items
    (both realized and unrealized)                           1.19             0.02             0.22          (0.12)         (0.29)
                                                       ----------       ----------       ----------     ----------     ----------
      Total from investment operations                       1.43             0.38             0.73           0.40           0.15
                                                       ----------       ----------       ----------     ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                      (0.65)           (0.46)           (0.39)         (0.60)            --
  Dividends in excess of net investment income                 --               --               --             --          (0.24)
                                                       ----------       ----------       ----------     ----------     ----------
      Total dividends                                       (0.65)           (0.46)           (0.39)         (0.60)         (0.24)
                                                       ----------       ----------       ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $    11.32       $    10.54       $    10.62     $    10.28     $    10.48
                                                       ==========       ==========       ==========     ==========     ==========
      Total return(3)                                       14.16%            3.71%            7.32%          3.88%          1.41%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)               $       11       $       56       $      114     $       22     $       69
    Ratio of expenses to average net assets(4)               1.45%            1.45%            1.46%          1.47%          1.45%
    Ratio of net investment income to average
      net assets                                             2.22%            3.50%            4.62%          4.90%          4.14%
    Decrease reflected in above operating expense
      ratios due to waivers                                  0.76%            0.77%            0.60%          0.51%          0.49%
  Portfolio turnover rate                                     239%             150%             144%           101%           365%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.50%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% and .02% for the years ended October 31, 2001 and 2000, respectively. These arrangements had no effect on the expense ratio for the year ended October 31, 1999. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.45% for the years ended October 31, 2001 and 2000. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                                                     ------------------------------
                                                                                         2003          2002(1),(2)
                                                                                     -------------     ------------
PER SHARE DATA
  Net asset value, beginning of period                                               $        9.89     $       9.93
                                                                                     -------------     ------------

INVESTMENT OPERATIONS
  Net investment income(3)                                                                    0.25             0.27
  Net gain on investments, futures contracts and foreign currency related items
    (both realized and unrealized)                                                            1.12             0.16
                                                                                     -------------     ------------
      Total from investment operations                                                        1.37             0.43
                                                                                     -------------     ------------

LESS DIVIDENDS
  Dividends from net investment income                                                       (0.68)           (0.47)
                                                                                     -------------     ------------
NET ASSET VALUE, END OF PERIOD                                                       $       10.58     $       9.89
                                                                                     =============     ============
      Total return(4)                                                                        14.46%            4.55%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                           $       1,433     $         89
    Ratio of expenses to average net assets(5)                                                1.20%            1.20%(6)
    Ratio of net investment income to average net assets                                      2.39%            3.02%(6)
    Decrease reflected in above operating expense ratios due to waivers                       0.76%            0.90%(6)
  Portfolio turnover rate                                                                      239%             150%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.01% to 3.02%.

(2)  For the period November 30, 2001 (inception date) through October 31, 2002.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the year ended October 31, 2003 and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 6, 1990.

   The Fund is authorized to offer three classes of shares: Common Class, Advisor Class and Class A. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors and the Advisor Class closed to new investments. Although no further Advisor Class shares can be purchased, shareholders can redeem their shares through any available method. Class A shares are sold subject to a front-end sales charge of 4.75%.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2003, the Fund had the following open forward foreign currency contracts:

                                                 FOREIGN CURRENCY
                                    EXPIRATION        TO BE            CONTRACT         CONTRACT      UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT      DATE      PURCHASED/(SOLD)       AMOUNT           VALUE        GAIN (LOSS)
---------------------------------   ----------   -----------------   -------------   --------------   -----------
Australian Dollar                     1/5/2004   A$      3,300,000   $   2,237,403   $    2,325,014   $    87,611
Australian Dollar                     1/5/2004   A$       (680,000)       (466,480)        (479,094)      (12,614)
Canadian Dollar                       1/5/2004   C$      5,280,000       3,983,609        3,993,615        10,006
Canadian Dollar                       1/5/2004   C$     (2,000,000)     (1,520,254)      (1,512,733)        7,521
Danish Krone                          1/5/2004   DKK     4,874,000         762,361          760,709        (1,652)
European Economic Unit                1/5/2004   EURO   44,175,954      51,348,639       51,257,504       (91,135)
European Economic Unit                1/5/2004   EURO  (54,534,912)    (63,294,930)     (63,277,038)       17,892
British Pound                         1/5/2004   L       3,538,000       5,890,770        5,974,042        83,272
British Pound                         1/5/2004   L         (61,000)       (101,565)        (103,001)       (1,436)
Japanese Yen                          1/5/2004   Y   3,222,000,000      29,275,424       29,373,068        97,644
Japanese Yen                          1/5/2004   Y  (1,825,670,817)    (16,688,033)     (16,643,561)       44,472
Norwegian Kroner                      1/5/2004   NKr     1,208,000         168,852          170,273         1,421
New Zealand Dollar                    1/5/2004   NZ$       220,000         130,240          134,175         3,935
Swedish Krona                         1/5/2004   SKr     4,720,000         604,562          603,167        (1,395)
Swedish Krona                         1/5/2004   SKr   (11,951,539)     (1,537,551)      (1,527,283)       10,268
                                                                     -------------   --------------   -----------
                                                                     $  10,793,047   $   11,048,857   $   255,810
                                                                     =============   ==============   ===========

   I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2003, the Fund had the following open futures contracts:

                                                                                                 UNREALIZED
                                      NUMBER OF   EXPIRATION      CONTRACT        CONTRACT      APPRECIATION/
FUTURES CONTRACT                      CONTRACTS      DATE          AMOUNT           VALUE      (DEPRECIATION)
-----------------------------------   ---------   ----------   -------------   -------------   --------------
U.S. Treasury Bond Futures                28      12/19/2003   $   3,055,137   $   3,044,125   $      (11,012)
U.S. Treasury 2 Year Notes Futures        20      12/30/2003       4,287,167       4,289,375            2,208
                                                               -------------    ------------   --------------
                                                                   7,342,304       7,333,500           (8,804)
                                                               -------------    ------------   --------------
U.S. Treasury 5 Year Notes Futures       (14)     12/19/2003      (1,538,666)     (1,565,375)         (26,709)
U.S. Treasury 10 Year Notes Futures     (160)     12/19/2003     (17,730,728)    (17,967,500)        (236,772)
                                                               -------------    ------------   --------------
                                                                 (19,269,394)    (19,532,875)        (263,481)
                                                               -------------    ------------   --------------
                                                               $ (11,927,090)  $ (12,199,375)  $     (272,285)
                                                               =============   =============   ==============

   K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, money market instruments and the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2003 is as follows:

               MARKET VALUE OF                     VALUE OF
              SECURITIES LOANED               COLLATERAL RECEIVED
              -----------------               -------------------
              $       3,708,895               $         3,834,667

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

   L) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

   Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2003, investment advisory fees earned and voluntarily waived for the Fund were as follows:

            GROSS                                               NET
          ADVISORY                                            ADVISORY
             FEE                      WAIVER                    FEE
       --------------             --------------            -------------
       $    1,347,288             $   (1,025,955)           $     321,333

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were $134,729.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS               ANNUAL RATE
           ------------------------               -----------
           First $5 billion           0.050% of average daily net assets
           Next $5 billion            0.035% of average daily net assets
           Over $10 billion           0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $114,653.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares and 0.25% of the average daily net assets of the Class A shares. Common Class shares are not subject to distribution fees. Effective November 1, 2003, CSAMSI no longer receives 12b-1 fees on Advisor Class Shares. For the year ended October 31, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                        SHAREHOLDER SERVICING/
                                           DISTRIBUTION FEE
                                        ----------------------
           Advisor Class                      $       183
           Class A                                  2,026
                                              -----------
                                              $     2,209
                                              ===========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2003, the Fund reimbursed CSAM $324,667, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2003, CSAMSI and its affiliates advised the Fund that it retained $14,877 from commissions earned on the sale of the Fund's Class A shares.

   For the year ended October 31, 2003 CSFB received $4,972 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid $26,543 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. During the year ended October 31, 2003 the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                   INVESTMENT SECURITIES   U.S. GOVERNMENT/AGENCY OBLIGATIONS
                   ---------------------   ----------------------------------
        Purchases     $   327,612,624            $     231,687,269
        Sales             283,759,797                  214,420,651

   In connection with a review of the Fund, CSAM became aware of certain portfolio transactions undertaken on behalf of the Fund with respect to which the Fund paid commissions. Upon further analysis, CSAM believes that such transactions could have been effected in a more efficient manner for the Fund and, as a result, CSAM determined to pay the amount of the commissions, with interest, to the Fund. The payment amount did not have a material effect on the Fund's net asset value per share as of October 31, 2003.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as Common Class shares, one billion shares are classified as Advisor Class shares and one billion as Class A shares. Transactions in capital shares for each class were as follows:

                                                            COMMON CLASS
                                 ------------------------------------------------------------------
                                        FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                         OCTOBER 31, 2003                 OCTOBER 31, 2002
                                 ------------------------------------------------------------------
                                    SHARES            VALUE            SHARES           VALUE
                                 ------------    ---------------    ------------    ---------------
Shares sold                         7,754,055    $    79,735,863       5,386,244    $    52,663,443
Shares issued in reinvestment
  of dividends                        798,885          7,976,454         555,935          5,355,142
Shares redeemed                    (6,780,022)       (70,362,968)     (6,879,318)       (66,931,605)
                                 ------------    ---------------    ------------    ---------------
Net increase (decrease)             1,772,918    $    17,349,349        (937,139)   $    (8,913,020)
                                 ============    ===============    ============    ===============

                                                            ADVISOR CLASS
                                 ------------------------------------------------------------------
                                        FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                         OCTOBER 31, 2003                 OCTOBER 31, 2002
                                 ------------------------------------------------------------------
                                    SHARES            VALUE            SHARES           VALUE
                                 ------------    ---------------    ------------    ---------------
Shares sold                                --    $            --             125    $         1,316
Shares issued in reinvestment
  of dividends                            288              3,043             446              4,559
Shares redeemed                        (4,605)           (49,508)         (6,010)           (61,616)
                                 ------------    ---------------    ------------    ---------------
Net decrease                           (4,317)   $       (46,465)         (5,439)   $       (55,741)
                                 ============    ===============    ============    ===============

                                                               CLASS A
                                 ------------------------------------------------------------------
                                        FOR THE YEAR ENDED               FOR THE PERIOD ENDED
                                         OCTOBER 31, 2003                OCTOBER 31, 2002(1)
                                 ------------------------------------------------------------------
                                    SHARES            VALUE            SHARES           VALUE
                                 ------------    ---------------    ------------    ---------------
Shares sold                           186,171    $     1,913,841           8,963    $        88,200
Shares issued in reinvestment
  of dividends                          1,730             17,789              58                576
Shares redeemed                       (61,525)          (648,654)             --                 --
                                 ------------    ---------------    ------------    ---------------
Net increase                          126,376    $     1,282,976           9,021    $        88,776
                                 ============    ===============    ============    ===============

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                              NUMBER OF        APPROXIMATE PERCENTAGE
                            SHAREHOLDERS       OF OUTSTANDING SHARES
                            ------------       ----------------------
           Common Class          5                     69%
           Advisor Class         2                     98%
           Class A               2                     66%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, defaulted bonds, capital loss carryforwards and losses deferred due to wash sales.

   The tax characteristics of dividends paid during the years ended October 31, 2003 and 2002 by the Fund were as follows:

                                  ORDINARY INCOME
                          -------------------------------
                               2003              2002
                          -------------     -------------
                          $   8,317,020     $   5,595,744

   At October 31, 2003, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income           $    11,700,547
       Accumulated net realized loss               (21,740,970)
       Unrealized appreciation                         781,154
                                               ---------------
                                               $    (9,259,269)
                                               ===============

   At October 31, 2003, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                EXPIRES OCTOBER 31,
-----------------------------------------------------------------------------
    2006            2007            2008            2009            2010
    ----            ----            ----            ----            ----
$   5,463,273   $   5,824,681   $   3,060,573   $     583,222   $   6,809,221

   At October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $148,957,374, $1,375,470, $(525,500) and $849,970, respectively.

   At October 31, 2003, the Fund reclassified $7,103,272 to accumulated undistributed net investment income and $7,103,272 from accumulated net realized loss on investments futures transactions and foreign currency transactions, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydowns, defaulted bonds and foreign currency contracts. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Credit Suisse Global Fixed Income Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE GLOBAL FIXED INCOME FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                   TERM                                       NUMBER OF
                                                   OF OFFICE(1)                               PORTFOLIOS IN
                                                   AND                                        FUND
                            POSITION(S)            LENGTH              PRINCIPAL              COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH              OF TIME             OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND                   SERVED              PAST FIVE YEARS        DIRECTOR         HELD BY DIRECTOR
-----------------           -----------            ------------        --------------------   -------------    ----------------
INDEPENDENT DIRECTORS

Richard H. Francis          Director, Nominating   Since 1999          Currently retired      44               None
c/o Credit Suisse Asset     and Audit Committee
Management, LLC             Member
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director, Nominating   Since 1990(2)       Dean of Yale School    43               Director of Aetna,
Box 208200                  and Audit Committee                        of Management and                       Inc. (insurance
New Haven, Connecticut      Member                                     William S. Beinecke                     company); Director
06520-8200                                                             Professor in the                        of Calpine
                                                                       Practice of                             Corporation (energy
Date of Birth: 10/29/46                                                International                           provider); Director
                                                                       Trade and Finance                       of CarMax Group
                                                                       (11/95 - present)                       (used car dealers)

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000

                                                   TERM                                       NUMBER OF
                                                   OF OFFICE(1)                               PORTFOLIOS IN
                                                   AND                                        FUND
                            POSITION(S)            LENGTH              PRINCIPAL              COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH              OF TIME             OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND                   SERVED              PAST FIVE YEARS        DIRECTOR         HELD BY DIRECTOR
-----------------           -----------            ------------        --------------------   -------------    ----------------
INDEPENDENT DIRECTORS

Peter F. Krogh              Director, Nominating   Since 2001          Dean Emeritus and      43               Director of
301 ICC                     and Audit Committee                        Distinguished                           Carlisle Companies
Georgetown University       Member                                     Professor of                            Incorporated
Washington, DC 20057                                                   International                           (diversified
                                                                       Affairs at the                          manufacturing
Date of Birth: 02/11/37                                                Edmund A. Walsh                         company); Member of
                                                                       School of Foreign                       Selection Committee
                                                                       Service, Georgetown                     for Truman Scholars
                                                                       University                              and Henry Luce
                                                                       (6/95 - present);                       Scholars; Senior
                                                                       Moderator of PBS                        Associate of Center
                                                                       foreign affairs                         for Strategic and
                                                                       television                              International
                                                                       series (1988 - 2000)                    Studies; Trustee of
                                                                                                               numerous world
                                                                                                               affairs
                                                                                                               organizations

James S. Pasman, Jr.        Director, Nominating   Since 1999          Currently retired      45               Director of
c/o Credit Suisse Asset     and Audit Committee                                                                Education
Management, LLC             Member                                                                             Management Corp.
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/20/30

                                                   TERM                                       NUMBER OF
                                                   OF OFFICE(1)                               PORTFOLIOS IN
                                                   AND                                        FUND
                            POSITION(S)            LENGTH              PRINCIPAL              COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH              OF TIME             OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND                   SERVED              PAST FIVE YEARS        DIRECTOR         HELD BY DIRECTOR
-----------------           -----------            ------------        --------------------   -------------    ----------------
INDEPENDENT DIRECTORS

Steven N. Rappaport         Director, Nominating   Since 1999          Partner of Lehigh      45               None
Lehigh Court, LLC           Committee Member and                       Court, LLC and RZ
40 East 52nd Street         Audit Committee                            Capital (private
New York, New York          Chairman                                   investment firms)
10022                                                                  (7/02 - present);
                                                                       Consultant to
Date of Birth: 07/10/48                                                SunGard Securities
                                                                       Finance, Inc. from
                                                                       February 2002 to
                                                                       July 2002; President
                                                                       of SunGard
                                                                       Securities Finance,
                                                                       Inc. from 2001 to
                                                                       February 2002;
                                                                       President of Loanet,
                                                                       Inc. (on-line
                                                                       accounting service)
                                                                       from 1997 to 2001

INTERESTED DIRECTORS

Joseph D. Gallagher(3)      Director, Chairman     Since 2003          Managing Director      46               None
Credit Suisse Asset         of the Board and                           and Chief
Management, LLC             Chief Executive                            Executive Officer of
466 Lexington Avenue        Officer                                    CSAM since 2003;
New York, New York                                                     Global Chief
10017-3140                                                             Financial Officer,
                                                                       Credit Suisse Asset
Date of Birth: 12/14/62                                                Management since
                                                                       1999; Chief
                                                                       Executive Officer
                                                                       and Director of
                                                                       Credit Suisse
                                                                       Asset Management
                                                                       Limited, London,
                                                                       England, from June
                                                                       2000 to 2003;
                                                                       Director of Credit
                                                                       Suisse Asset
                                                                       Management Funds
                                                                       (UK) Limited,
                                                                       London, England,
                                                                       from June 2000 to
                                                                       2003; Managing
                                                                       Director, Head -
                                                                       Asian Corporate
                                                                       Finance and M&A's,
                                                                       Credit Suisse First
                                                                       Boston, Hong Kong,
                                                                       China, from
                                                                       January 1998 to May
                                                                       1999

----------
(3) Mr. Gallagher is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                   TERM                                       NUMBER OF
                                                   OF OFFICE(1)                               PORTFOLIOS IN
                                                   AND                                        FUND
                            POSITION(S)            LENGTH              PRINCIPAL              COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH              OF TIME             OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND                   SERVED              PAST FIVE YEARS        DIRECTOR         HELD BY DIRECTOR
-----------------           -----------            ------------        --------------------   -------------    ----------------
INTERESTED DIRECTORS

William W. Priest, Jr.(4)   Director               Since 1999          Co-Managing Partner,   50               Director of Globe
Steinberg Priest & Sloane                                              Steinberg Priest &                      Wireless, LLC (a
Capital Management, LLC                                                Sloane Capital                          maritime
12 East 49th Street                                                    Management, LLC                         communications
12th Floor New York,                                                   since March 2001;                       company); Director
New York 10017                                                         Chairman and                            of InfraRed X (a
                                                                       Managing Director of                    medical device
Date of Birth: 09/24/41                                                CSAM from 2000 to                       company)
                                                                       February 2001, Chief
                                                                       Executive Officer
                                                                       and Managing
                                                                       Director of CSAM
                                                                       from 1990 to 2000

----------
(4) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                            POSITION(S)            LENGTH
NAME, ADDRESS AND           HELD WITH              OF TIME
DATE OF BIRTH               FUND                   SERVED              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------           -----------            ------------        ----------------------------------------------
OFFICERS

Hal Liebes                  Vice President and     Since 1999          Managing Director and Global General Counsel
Credit Suisse Asset         Secretary                                  of CSAM; Associated with CSAM since 1997;
Management, LLC                                                        Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro        Chief Financial        Since 1999          Director and Director of Fund Administration
Credit Suisse Asset         Officer and                                of CSAM; Associated with CSAM since 1984;
Management, LLC             Treasurer                                  Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler         Assistant Secretary    Since 2000          Director and Deputy General Counsel of CSAM;
Credit Suisse Asset                                                    Associated with CSAM since January 2000;
Management, LLC                                                        Associated with the law firm of Swidler
466 Lexington Avenue                                                   Berlin Shereff Friedman LLP from 1996 to
New York, New York                                                     2000; Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio        Assistant Treasurer    Since 1999          Vice President of CSAM; Associated with CSAM
Credit Suisse Asset                                                    since June 1996; Officer of other Credit
Management, LLC                                                        Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola         Assistant Treasurer    Since 2000          Assistant Vice President of CSAM; Associated
Credit Suisse Asset                                                    with CSAM since April 2000; Assistant Vice
Management, LLC                                                        President, Deutsche Asset Management from
466 Lexington Avenue                                                   January 1999 to April 2000; Assistant Vice
New York, New York                                                     President, Weiss, Peck & Greer LLC from
10017-3140                                                             November 1995 to December 1998; Officer of
                                                                       other Credit Suisse Funds
Date of Birth: 06/05/63

                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                            POSITION(S)            LENGTH
NAME, ADDRESS AND           HELD WITH              OF TIME
DATE OF BIRTH               FUND                   SERVED              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------           -----------            ------------        ----------------------------------------------
OFFICERS

Robert M. Rizza             Assistant Treasurer    Since 2000          Assistant Vice President of CSAM; Associated
Credit Suisse Asset                                                    with CSAM since 1998; Officer of other Credit
Management, LLC                                                        Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2003, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.02%.

   For the fiscal year ended October 31, 2003 certain dividends paid by each Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

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

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com       [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGFI-2-1003

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

               /s/ Joseph D. Gallagher
               -----------------------
               Name: Joseph D. Gallagher
               Title: Chief Executive Officer
               Date: January 5, 2004


               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name: Joseph D. Gallagher
               Title: Chief Executive Officer
               Date: January 5, 2004


               /s/ Michael A. Pignataro
               ------------------------
               Name: Michael A. Pignataro
               Title: Chief Financial Officer
               Date: January 5, 2004